Net loss per share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Summary of Pertinent Data Relating to the Computation of Basic and Diluted Net (Loss) Income Per Share
The following table sets forth pertinent data relating to the computation of basic and diluted net (loss) income per share attributable to common shareholders.

	Years ended December 31,
	2017	2016	2015
	$	$	$
Net loss from continuing operations	(16,796)	(24,959)	(50,228)
Net income from discontinued operations	—	—	85
Net loss	(16,796)	(24,959)	(50,143)
Basic and diluted weighted average number of shares outstanding	14,958,704	10,348,879	2,763,603
Items excluded from the calculation of diluted net loss per share because the exercise price was greater than the average market price of the common shares or due to their anti-dilutive effect
Stock options	713,918	968,397	276,661
Share purchase warrants	3,417,840	3,779,245	2,842,309